Stock Options - Disclosure of incentive stock options granted under plan (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024 Share $ / shares	Sep. 30, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares	Sep. 30, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,472,661
Granted		20,000
Exercised		0	(85,715)
Forfeited or Expired	(85,536)	(154,928)
Ending balance	2,337,733	2,337,733	2,472,661
Total exercisable	1,637,121	1,637,121	1,711,798	1,637,121
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 9.62
Weighted Average Exercise Price, Granted | $ / shares		1.4
Weighted Average Exercise Price, Exercised | $ / shares		0
Weighted Average Exercise Price, Forfeited or Expired | $ / shares	$ 10.55	8.2
Weighted Average Exercise Price, Ending Balance | $ / shares	9.63	$ 9.63	$ 9.62
Weighted Average Remaining Life		2 years 8 months 12 days	3 years 2 months 12 days
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.59	$ 2.59
Beginning balance		238,212
Granted		0
Exercised		0
Forfeited or Expired		(24,107)
Ending balance	214,105	214,105	238,212
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 8.32	$ 8.32
Beginning balance		50,000
Granted		0
Exercised		0
Forfeited or Expired		0
Ending balance	50,000	50,000	50,000
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.9	$ 4.9
Beginning balance		14,999
Granted		0
Exercised		0
Forfeited or Expired		(8,571)
Ending balance	6,428	6,428	14,999
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 20
Beginning balance		300,000
Granted		0
Exercised		0
Forfeited or Expired		0
Ending balance	300,000	300,000	300,000
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				20
Beginning balance		20,000
Granted		0
Exercised		0
Forfeited or Expired		0
Ending balance	20,000	20,000	20,000
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 19.62	$ 19.62
Beginning balance		63,700
Granted		0
Exercised		0
Forfeited or Expired		(8,500)
Ending balance	55,200	55,200	63,700
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 16.45	$ 16.45
Beginning balance		523,250
Granted		0
Exercised		0
Forfeited or Expired		(46,250)
Ending balance	477,000	477,000	523,250
July 4, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.25	$ 4.25
Beginning balance		15,000
Granted		0
Exercised		0
Forfeited or Expired		(7,500)
Ending balance	7,500	7,500	15,000
November 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 2.46
Beginning balance		10,000
Granted		0
Exercised		0
Forfeited or Expired		0
Ending balance	10,000	10,000	10,000
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.8	$ 3.8
Beginning balance		632,500
Granted		0
Exercised		0
Forfeited or Expired		(40,000)
Ending balance	592,500	592,500	632,500
March 27, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.72	$ 2.72
Beginning balance		605,000
Granted		0
Exercised		0
Forfeited or Expired		(20,000)
Ending balance	585,000	585,000	605,000
June 28, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 1.4	$ 1.4
Beginning balance		0
Granted		20,000
Exercised		0
Forfeited or Expired		0
Ending balance	20,000	20,000	0